DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (Tables)	12 Months Ended
Dec. 31, 2018
Concentration Risk [Line Items]
Schedule of Variable Interest Entity Information

	December 31,
	2017	2018
	RMB	RMB
Cash	294	1,376
Amounts due from related parties	33,744	34,335
Prepaid expenses and other current assets	1	617

Total current assets	34,039	36,328
Property and equipment, net	—	2,652
Long term investments	46,500	38,380
Deferred income tax assets	684	916
Other non-current assets	2,880	333

Total assets	84,103	78,609
Income taxes payable	3,052	3,398
Accrued expenses and other current liabilities	186	2,115
Amounts due to related parties, including amounts due to WFOE for accrued service fees	78,665	89,884

Total current liabilities	81,903	95,397
Other non-current liabilities	267	267

Total liabilities	82,170	95,664

	Year Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Net revenues	—	—	4,232
Net income (loss)	99	(11,597)	(16,900)
Net cash used in operating activities	(727)	(2,996)	1,540
Net cash used in investing activities	(11,886)	(29,380)	(24,083)
Net cash provided by financing activities	12,200	32,040	23,625

Net revenues [Member] | Product concentration [Member]
Concentration Risk [Line Items]
Schedule of Revenue Concentration

	Year Ended December 31,
	2016	2017	2018
Digital Arts	26.7%	31.5%	28.7%
Java	32.9%	32.0%	18.3%
Web Front	12.9%	7.0%	3.9%
Total	72.5%	70.5%	50.9%